Condensed Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Consolidated Statements of Operations
Net sales	$ 664.9	$ 681.1	$ 1,946.5	$ 1,961.8	$ 2,629.2	$ 2,623.9	$ 2,688.1
Cost of sales	403.9	410.9	1,173.5	1,150.0	1,559.4	1,522.1	1,570.6
Gross profit	261.0	270.2	773.0	811.8	1,069.8	1,101.8	1,117.5
Selling, general and administrative expenses	193.2	189.0	642.5	582.9	768.2	855.6	883.8
Transition and transformation costs	7.5	11.2	33.1	20.0	42.5	52.8	120.6
Management fee	0.0	1.8	19.4	5.6	7.5	7.5	7.5
Amortization of intangible assets	24.2	24.8	72.6	74.0	98.2	93.7	91.2
Restructuring costs	19.8	2.0	22.4	5.3	25.6	19.8	24.9
Merger and acquisition-related costs	0.0	0.9	0.0	0.9	1.0	0.3	7.3
Operating income (loss)	16.3	40.5	(17.0)	123.1	59.3	69.1	(86.3)
Interest expense	25.8	32.4	97.4	94.8
Foreign currency (gain) loss related to Argentina subsidiaries	(2.9)	(0.3)	(2.7)	0.3	1.6	11.4	2.4
Loss on extinguishment of debt	15.6	0.0	15.6	0.0
Other (income) expense, net	0.7	(11.7)	4.8	(29.2)	(40.7)	6.0	0.8
Income (loss) before income tax provision (benefit)	(22.9)	20.1	(132.1)	57.2	(29.3)	(76.3)	(224.7)
Income tax provision (benefit)	19.2	7.1	7.0	23.9	9.2	32.7	14.4
Net income (loss)	$ (42.1)	$ 13.0	$ (139.1)	$ 33.3	$ (38.5)	$ (109.0)	$ (239.1)
Basic income (loss) per share (usd per share)	$ (0.14)	$ 0.05	$ (0.49)	$ 0.14
Diluted income (loss) per share (usd per share)	$ (0.14)	$ 0.05	$ (0.49)	$ 0.14
Basic weighted average shares outstanding	301.6	243.2	283.4	243.2
Diluted weighted average shares outstanding	301.6	243.2	283.4	243.2